Employee Benefit Plans - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
United Kingdom
Defined Contribution Plan Disclosure [Line Items]
Contributions paid	$ 600,000	$ 600,000	$ 1,300,000	$ 1,300,000
United States | Maximum
Defined Contribution Plan Disclosure [Line Items]
Contributions paid	$ 100,000	$ 100,000	$ 100,000	$ 100,000